Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Credit Derivatives) (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2021	Mar. 31, 2021
Credit protection written
Credit Derivatives [Line Items]
Notional amount	¥ 5,066	¥ 4,559
Fair value	108	88
Credit protection written | Investment grade
Credit Derivatives [Line Items]
Notional amount	4,150	3,687
Fair value	86	71
Credit protection written | Non-investment grade
Credit Derivatives [Line Items]
Notional amount	916	872
Fair value	22	17
Credit protection purchased
Credit Derivatives [Line Items]
Notional amount	6,412	5,872
Fair value	¥ (128)	¥ (107)